Intangible Assets	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Intangible Assets

6 – INTANGIBLE ASSETS

On October 27th, 2010, ZIM purchased all of the technology assets of Torch Technologies for the sum of $50,000 Canadian dollars ($51,451 United States dollars). The assets include database migration methodologies and software assets.

The Company has recorded the acquired technology assets as intangible assets on the consolidated balance sheet. This asset is being amortized over 60 months on a straight line basis. Amortization expense for fiscal 2013 was $9,988 and the net book value as at March 31, 2013, was $24,615. Amortization expense for fiscal 2012 was $10,885 and the net book value as at March 31, 2012, was $35,031.